Investments in associates (Tables)	6 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2024		2023
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 482	164	3 293	171
Effect of movements in foreign exchange	(90)	(17)	52	(48)
Dividends received	(94)	(10)	-	(12)
Share of results of associates	57	22	67	4
Exceptional share of results of associates	-	104	-	-
Balance at 30 June	3 355	263	3 412	115